Pension and Other Post-Retirement Benefits And Employee Benefits - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020 [1]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Percentage of company stock held equal to plan assets				12.00%
Period of obligations for retired lives in trust				30 years
Long term inflation rate				2.50%
Company's contribution				$ 5,700,000	$ 0
Contribution to Health & Welfare Plan to pay premiums and claims in the next fiscal year				$ 915,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on equity security				6.00%
Expected rate of return on fixed income security				3.00%
Overall expected rate of return				5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on equity security				8.00%
Expected rate of return on fixed income security				5.00%
Overall expected rate of return				7.00%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated unrecognized net actuarial loss (gain) that will be amortized from accumulated other comprehensive loss into net periodic benefit cost				$ 6,900,000
Amount recognized of net actuarial loss into net periodic benefit cost	$ 1,732,000	[1]	$ 1,831,000	7,327,000	$ 10,035,000	$ 7,179,000
Estimated prior service cost that will be amortized from accumulated other comprehensive loss (gain) into net periodic benefit cost				0
Amortization of past-service liability				$ 0
Discount rates used to determine the benefit obligation				2.20%	3.00%
Percentage of assets allocated to equities to be considered well funded				55.00%
Percentage of assets allocated to fixed income to be considered well funded				44.00%
Defined benefit plan cash equivalent portfolio percentage				1.00%
Expected contribution to defined benefit plan for the fiscal year	0
Post-Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated unrecognized net actuarial loss (gain) that will be amortized from accumulated other comprehensive loss into net periodic benefit cost				$ 46,000	$ 249,000
Amount recognized of net actuarial loss into net periodic benefit cost	11,000	[1]	6,000	25,000	124,000	309,000
Amortization of past-service liability	(62,000)	[1]	$ (62,000)	$ (249,000)	$ (249,000)	$ (249,000)
Discount rates used to determine the benefit obligation				2.00%	2.90%
Expected contribution to defined benefit plan for the fiscal year	$ 915,000

[1]	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.